515 Congress Avenue Suite 1400 Austin, TX 78701-3902 +1 512 394 3000 Main +1 512 394 3001 Fax www.dechert.com
MARGARET E. WILSON margaret.wilson@dechert.com +1 512 394 3015 Direct Admitted in New York and Pennsylvania only; not admitted in Texas

April 16, 2021

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

File Nos. 333-111986; 811-21475

Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 149 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2021, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 12, 2021, accession number 0001193125-21-113280.

Should you have any questions, please do not hesitate to contact me at (512) 394-3015.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson